UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

SCM Trust
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Steve Rogers
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2017

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2017

Security Description	Shares	Value
Common Stock (98.83%)

Basic Materials (7.59%)
Fosun International Ltd	43,368	65,179
Kingboard Chemical Holdings Lt	74,000	273,281
Nine Dragons Paper Holdings Lt	80,000	85,955
Sinopec Shanghai Petrochemical	186,000	103,154
Zhaojin Mining Industry Co Ltd	40,000	35,000
Zijin Mining Group Co Ltd	116,000	42,988
Total Basic Materials		605,557

Communications (15.26%)
China Mobile Ltd	25,900	283,445
Chunghwa Telecom Co Ltd	82,000	278,355
PCCW Ltd	59,000	34,771
Tencent Holdings Ltd	21,700	622,114
Total Communications		1,218,685

Consumer, Cyclical (6.12%)
ANTA Sports Products Ltd	27,000	74,696
BAIC Motor Corp Ltd	80,000	90,896
Galaxy Entertainment Group Ltd	4,000	21,901
Great Wall Motor Co Ltd	33,000	37,580
Haier Electronics Group Co Ltd	75,000	171,782
Sands China Ltd	9,200	42,617
Wynn Macau Ltd*	24,000	48,855
Total Consumer, Cyclical		488,327

Consumer, Non-Cyclical (4.94%)
China Mengniu Dairy Co Ltd	32,000	66,294
Sihuan Pharmaceutical Holdings	284,000	107,804
Sinopharm Group Co Ltd	13,500	62,623
TTY Biopharm Co Ltd	13,943	50,088
Uni-President Enterprises Corp	57,374	107,591
Total Consumer, Non-Cyclical		394,400

Diversified (2.00%)
CK Hutchison Holdings Ltd	13,000	159,918
Total Diversified		159,918

Energy (6.22%)
China Everbright International	204,200	274,842
China Longyuan Power Group Cor	52,000	40,414
China Petroleum & Chemical Cor	78,000	63,231
CNOOC Ltd	56,000	66,870
PetroChina Co Ltd	70,000	51,251
Total Energy		496,608

Financial (35.53%)
Banks (19.45%)
Bank of China Ltd	431,000	214,072
BOC Hong Kong Holdings Ltd	70,000	285,981
China CITIC Bank Corp Ltd	135,000	89,461
China Construction Bank Corp	375,000	301,583
China Minsheng Banking Corp Lt	33,000	35,244
Chongqing Rural Commercial Ban	191,000	129,029
Hang Seng Bank Ltd	10,000	202,792
Industrial & Commercial Bank o	451,000	294,805
		1,552,967

Diversified Financial Services (3.95%)
China Everbright Ltd	20,000	40,353
Fubon Financial Holding Co Ltd	89,713	146,356
Hong Kong Exchanges & Clearing	5,100	128,361
		315,070

Insurance (6.01%)
AIA Group Ltd	47,000	296,339
China Taiping Insurance Holding*	55,764	135,042
PICC Property & Casualty Co Lt	31,457	48,492
		479,873

Real Estate (6.12%)
Cheung Kong Property Holdings	13,000	87,570
Hysan Development Co Ltd	31,000	140,610
New World Development Co Ltd	30,666	37,723
Sun Hung Kai Properties Ltd	15,166	222,860
		488,763

Total Financial		2,836,673

Industrial (10.64%)
China Communications Services	106,000	69,425
China State Construction Inter	180,000	321,946
CTCI Corp	37,000	64,629
Hon Hai Precision Industry Co	22,250	66,730
Largan Precision Co Ltd	1,000	157,535
Sunny Optical Technology Group	12,000	87,705
Tianneng Power International L	90,000	81,760
Total Industrial		849,730

Technology (5.91%)
Asustek Computer Inc	6,000	59,323
Chipbond Technology Corp	58,000	92,708
Taiwan Semiconductor Manufactu	51,284	319,442
Total Technology		471,473

Utilities (4.62%)
China Resources Power Holdings	72,000	129,890
Hong Kong & China Gas Co Ltd	43,923	87,829
Power Assets Holdings Ltd	17,500	150,872
Total Utilities		368,591

Total Common Stock (Cost $5,790,311)		7,889,962

Total Investments (Cost $5,790,311) (a) (98.83%)		7,889,962
Other Net Assets (1.17%)		93,785
Net Assets (100.00%)		7,983,747

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $6,030,012

At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,026,297
Unrealized depreciation	(166,348)
Net unrealized appreciation	$1,859,949

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHELTON BDC INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2017

Security Description	Shares	Value
Common Stock (69.64%)

Financial (69.64%)
Diversified Financial Services (8.30%)
NewStar Financial Inc	100,410	1,062,338
		1,062,338

Investment Company (61.34%)
Alcentra Capital Corp	58,286	800,850
Apollo Investment Corp	75,000	492,000
Ares Capital Corp*	67,141	1,166,911
BlackRock Capital Investment C	60,000	453,000
Fifth Street Finance Corp	89,314	412,631
Fifth Street Senior Floating R	66,263	584,440
Golub Capital BDC Inc	35,000	695,800
Harvest Capital Credit Corp	35,910	474,012
PennantPark Floating Rate Capi	34,000	473,960
Prospect Capital Corp	30,000	271,200
Solar Capital Ltd	13,669	309,056
TCP Capital Corp	30,000	522,600
THL Credit Inc	45,592	454,096
TPG Specialty Lending Inc*	25,000	509,750
TriplePoint Venture Growth BDC	16,703	232,840
		7,853,146

Total Financial		8,915,484

Total Common Stock (Cost $8,136,631)		8,915,484

Preferred Stock (5.05%)

Financial (5.05%)
SARATOGA INVESTMENT CORP*	25,000	646,500
		646,500

Total Preferred Stock (Cost $625,000)		646,500

Convertible Bonds (23.86%)	Par Value
ARCC 3 3/4 02/01/22	750,000	750,469
GSBD 4 1/2 04/01/22	750,000	772,969
HTGC 4 3/8 02/01/22	1,000,000	1,026,250
TSLX 4 1/2 08/01/22	500,000	504,688
		3,054,376

Total Convertible Bonds (Cost $3,003,750)		3,054,376

Total Investments (Cost $11,765,381) (a) (98.55%)		12,616,360
Other Net Assets (1.45%)		185,399
Net Assets (100.00%)		12,801,759

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $12,201,004

At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$491,746
Unrealized depreciation	(76,392)
Net unrealized appreciation	$415,354

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

SHELTON REAL ESTATE INCOME FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2017

Security Description	Shares	Value
Common Stock (50.25%)

Consumer, Cyclical (0.29%)
Safestore Holdings PLC	8,000	37,914
Total Consumer, Cyclical		37,914

Financial (49.96%)
REITS- Diversified (2.47%)
Gecina SA	275	37,413
ICADE	325	23,873
Land Securities Group PLC	1,750	23,174
Lexington Realty Trust	6,500	64,870
Liberty Property Trust	1,700	65,535
LondonMetric Property PLC	13,250	26,476
Merlin Properties Socimi SA	3,225	36,149
Mitsui Fudosan Co Ltd	2,000	42,610
		320,100

REITS- Health Care (0.56%)
Healthcare Trust of America In	2,306	72,547
		72,547
REIT- Industrial (3.52%)
Duke Realty Corp	13,350	350,705
Nippon Prologis REIT Inc	3	6,496
Rexford Industrial Realty Inc	3,070	69,136
Segro PLC	5,200	29,664
		456,001

REIT-Mortgage (9.00%)
Apollo Commercial Real Estate	22,062	414,986
Blackstone Mortgage Trust Inc	13,864	429,229
Starwood Property Trust Inc	14,356	324,158
		1,168,373

REIT-Office (4.91%)
alstria office REIT-AG	800	9,814
Boston Properties Inc	1,028	136,117
Derwent London PLC	625	21,977
Great Portland Estates PLC	2,250	18,330
Kilroy Realty Corp	2,770	199,662
Mack-Cali Realty Corp	5,100	137,394
Nippon Building Fund Inc	2	10,931
SL Green Realty Corp	970	103,421
		637,646

REIT-Operating Companies (1.99%)
ADO Properties SA	1,250	44,948
Citycon OYJ	7,500	17,808
Deutsche EuroShop AG	275	11,272
Inmobiliaria Colonial SA	3,100	23,219
LEG Immobilien AG	350	28,765
Sponda OYJ	3,100	12,997
TLG Immobilien AG	1,600	31,257
Vonovia SE	2,500	88,318
		258,584

REIT-Residential (9.73%)
Apartment Investment & Managem	6,150	272,753
AvalonBay Communities Inc	1,233	226,379
Equity Residential	5,640	350,921
Sun Communities Inc	1,700	136,561
UDR Inc	6,400	232,064
UNITE Group PLC/The	5,570	44,332
		1,263,010

REIT-Retail (15.48%)
British Land Co PLC/The	6,200	47,292
Brixmor Property Group Inc	24,800	532,208
DDR Corp	18,108	226,893
Eurocommercial Properties NV	275	9,887
GGP Inc	12,740	295,313
Hammerson PLC	1,320	9,425
Intu Properties PLC	6,860	23,950
Klepierre	1,362	53,112
Mercialys SA	439	8,210
Retail Properties of America I	29,000	418,180
Scentre Group	12,250	40,090
Simon Property Group Inc	1,175	202,135
Unibail-Rodamco SE	430	100,766
Vastned Retail NV	167	6,332
Wereldhave NV	150	6,631
Westfield Corp	4,100	27,774
		2,008,198

REIT-Specialized (2.30%)
CubeSmart	5,100	132,396
EPR Properties	2,246	165,373
		297,769

Total Financial		6,482,228

Total Common Stock (Cost $6,482,569)		6,520,142

Preferred Stock (36.18%)

Financial (36.18%)
REITS- Diversified (4.07%)
Colony NorthStar Inc 8.875%	20,021	513,939
PS Business Parks Inc 5.75%	567	14,419
		528,358

REITS- Hotel & Resort (6.22%)
Chesapeake Lodging Trust 7.75%	5,900	148,326
Summit Hotel Properties Inc 7.875%	25,664	659,052
		807,378

REIT- Industrial (0.83%)
STAG Industrial Inc 6.625%	4,280	108,412
		108,412
REIT-Mortgage (1.44%)
ARMOUR Residential REIT Inc 7.875%	7,900	186,440
		186,440
REIT-Office (3.01%)
Alexandria Real Estate Equities 6.45%	11,570	289,134
Corporate Office Properties 7.375%	4,000	100,960
		390,094

REIT-Retail (20.43%)
CBL & Associates Properties 6.625%	28,054	654,780
Cedar Realty Trust Inc 7.25%	17,297	429,139
DDR Corp 6.25%	22,250	560,700
GGP Inc 6.375%	27,000	699,300
Kimco Realty Corp 6%	12,197	307,120
		2,651,039
REIT-Specialized (0.18%)
Digital Realty Trust Inc 5.875%	800	20,280
EPR Properties 6.625%	100	2,551
		22,831

Total Financial		4,694,552

Total Preferred Stock (Cost $4,283,423)		4,694,552

Bonds & Notes (1.99%)	Par Value
Sabra Health Care REIT Inc	250,000	258,125

Total Bonds & Notes (Cost $249,204)		258,125

Total Investments (Cost $11,015,196) (a) (88.42%)		11,472,819
Other Net Assets (11.58%)		1,502,956
Net Assets (100.00%)		12,975,775

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $11,044,634

At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$904,963
Unrealized depreciation	(476,777)
Net unrealized appreciation	$428,186

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements -
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

 The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)	Total
Fund	Investments, in securities (b)	Investments, in securities (c)	Investments, in securities
Greater China Fund	$7,889,962	$	$-	$7,889,962
BDC Income Fund	$12,616,360		-	$12,616,360
Real Estate Income Fund	$11,214,694	258,125	-	$11,472,819
Total investments in securities	$31,721,016	$258,125	$-	$31,979,141

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCM Trust

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman
Date: May 25, 2017

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: May 25, 2017